Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ (32)	$ 780	$ 148	$ 998	$ (671)	$ (493)
Increase (decrease) in income taxes			$ (812)	$ (850)
Effective income tax rate reconciliation, percent			1.06%	31.12%
Federal statutory rate			21.00%